Convertible promissory notes (Narrative) (Details) - USD ($)	9 Months Ended	12 Months Ended
	Oct. 31, 2015	Jan. 31, 2015
Long-term Debt And Convertible Promissory Notes 1		$ 544
Long-term Debt And Convertible Promissory Notes 2		9.49%
Long-term Debt And Convertible Promissory Notes 3		$ 6,710
Long-term Debt And Convertible Promissory Notes 4		12,304
Long-term Debt And Convertible Promissory Notes 5		6,891
Long-term Debt And Convertible Promissory Notes 6		$ 14,410
Long-term Debt And Convertible Promissory Notes 7		506
Long-term Debt And Convertible Promissory Notes 8		10.00%
Long-term Debt And Convertible Promissory Notes 9		$ 730,174
Long-term Debt And Convertible Promissory Notes 10		60.00%
Long-term Debt And Convertible Promissory Notes 11		$ 10,000,000
Long-term Debt And Convertible Promissory Notes 12		30
Long-term Debt And Convertible Promissory Notes 13		12
Long-term Debt And Convertible Promissory Notes 14		$ 3,730,174
Long-term Debt And Convertible Promissory Notes 15		$ 1,592,769
Long-term Debt And Convertible Promissory Notes 16		199
Long-term Debt And Convertible Promissory Notes 17		$ 5,322,943
Long-term Debt And Convertible Promissory Notes 18		555,000
Long-term Debt And Convertible Promissory Notes 19		500,000
Long-term Debt And Convertible Promissory Notes 20		55,000
Long-term Debt And Convertible Promissory Notes 21		$ 150,000
Long-term Debt And Convertible Promissory Notes 22		180
Long-term Debt And Convertible Promissory Notes 23		70.00%
Long-term Debt And Convertible Promissory Notes 24		20
Long-term Debt And Convertible Promissory Notes 25		90
Long-term Debt And Convertible Promissory Notes 26		0.00%
Long-term Debt And Convertible Promissory Notes 27		90
Long-term Debt And Convertible Promissory Notes 28		12.00%
Long-term Debt And Convertible Promissory Notes 29		$ 150,000
Long-term Debt And Convertible Promissory Notes 30		90
Long-term Debt And Convertible Promissory Notes 31		$ 150,000
Long-term Debt And Convertible Promissory Notes 32		$ 186,480
Long-term Debt And Convertible Promissory Notes 33		17,937,915
Long-term Debt And Convertible Promissory Notes 34		$ 75,000
Long-term Debt And Convertible Promissory Notes 35		$ 75,000
Long-term Debt And Convertible Promissory Notes 36		90
Long-term Debt And Convertible Promissory Notes 37		$ 93,240
Long-term Debt And Convertible Promissory Notes 38		9,983,507
Long-term Debt And Convertible Promissory Notes 39		$ 75,000
Long-term Debt And Convertible Promissory Notes 40		75,000
Long-term Debt And Convertible Promissory Notes 41		41,961
Long-term Debt And Convertible Promissory Notes 42		$ 75,000
Long-term Debt And Convertible Promissory Notes 43		5,900,000
Long-term Debt And Convertible Promissory Notes 44		$ 144,519
Long-term Debt And Convertible Promissory Notes 45		250,000
Long-term Debt And Convertible Promissory Notes 46		225,000
Long-term Debt And Convertible Promissory Notes 47		$ 25,000
Long-term Debt And Convertible Promissory Notes 48		100.00%
Long-term Debt And Convertible Promissory Notes 49		70.00%
Long-term Debt And Convertible Promissory Notes 50		5
Long-term Debt And Convertible Promissory Notes 51		$ 250,000
Long-term Debt And Convertible Promissory Notes 52		$ 102,500
Long-term Debt And Convertible Promissory Notes 53		11,792,944
Long-term Debt And Convertible Promissory Notes 54		$ 147,500
Long-term Debt And Convertible Promissory Notes 55		$ 150,000
Long-term Debt And Convertible Promissory Notes 56		12.00%
Long-term Debt And Convertible Promissory Notes 57		180
Long-term Debt And Convertible Promissory Notes 58		45.00%
Long-term Debt And Convertible Promissory Notes 59		10
Long-term Debt And Convertible Promissory Notes 60		$ 157,791
Long-term Debt And Convertible Promissory Notes 61		$ 105,000
Long-term Debt And Convertible Promissory Notes 62		10.00%
Long-term Debt And Convertible Promissory Notes 63		$ 5,000
Long-term Debt And Convertible Promissory Notes 64		180
Long-term Debt And Convertible Promissory Notes 65		40.00%
Long-term Debt And Convertible Promissory Notes 66		$ 108,136
Long-term Debt And Convertible Promissory Notes 67		210,000
Long-term Debt And Convertible Promissory Notes 68		10,000
Long-term Debt And Convertible Promissory Notes 69		105,000
Long-term Debt And Convertible Promissory Notes 70		100,000
Long-term Debt And Convertible Promissory Notes 71		$ 5,000
Long-term Debt And Convertible Promissory Notes 72		10.00%
Long-term Debt And Convertible Promissory Notes 73		37.50%
Long-term Debt And Convertible Promissory Notes 74		5
Long-term Debt And Convertible Promissory Notes 75		$ 106,697
Long-term Debt And Convertible Promissory Notes 76		382,173
Long-term Debt And Convertible Promissory Notes 77		0
Long-term Debt And Convertible Promissory Notes 78		28,750
Long-term Debt And Convertible Promissory Notes 79		47,500
Long-term Debt And Convertible Promissory Notes 80		403,579
Long-term Debt And Convertible Promissory Notes 81		12,916
Long-term Debt And Convertible Promissory Notes 82		45,663
Long-term Debt And Convertible Promissory Notes 83		15,500
Long-term Debt And Convertible Promissory Notes 84		30,163
Long-term Debt And Convertible Promissory Notes 85		38,052
Long-term Debt And Convertible Promissory Notes 86		$ 7,611
Convertible Promissory Notes 1	$ 555,000
Convertible Promissory Notes 2	500,000
Convertible Promissory Notes 3	55,000
Convertible Promissory Notes 4	$ 150,000
Convertible Promissory Notes 5	180
Convertible Promissory Notes 6	70.00%
Convertible Promissory Notes 7	20
Convertible Promissory Notes 8	90
Convertible Promissory Notes 9	0.00%
Convertible Promissory Notes 10	90
Convertible Promissory Notes 11	12.00%
Convertible Promissory Notes 12	$ 150,000
Convertible Promissory Notes 13	90
Convertible Promissory Notes 14	$ 150,000
Convertible Promissory Notes 15	$ 186,480
Convertible Promissory Notes 16	17,937,915
Convertible Promissory Notes 17	$ 75,000
Convertible Promissory Notes 18	$ 75,000
Convertible Promissory Notes 19	90
Convertible Promissory Notes 20	$ 93,240
Convertible Promissory Notes 21	9,983,507
Convertible Promissory Notes 22	$ 75,000
Convertible Promissory Notes 23	75,000
Convertible Promissory Notes 24	$ 41,961
Convertible Promissory Notes 25	5,900,000
Convertible Promissory Notes 26	$ 50,000
Convertible Promissory Notes 27	5,500
Convertible Promissory Notes 28	$ 105,733
Convertible Promissory Notes 29	30,800,000
Convertible Promissory Notes 30	$ 38,784
Convertible Promissory Notes 31	31,715,187
Convertible Promissory Notes 32	$ 50,000
Convertible Promissory Notes 33	5,500
Convertible Promissory Notes 34	$ 62,160
Convertible Promissory Notes 35	60,642,857
Convertible Promissory Notes 36	$ 55,500
Convertible Promissory Notes 37	250,000
Convertible Promissory Notes 38	225,000
Convertible Promissory Notes 39	$ 25,000
Convertible Promissory Notes 40	100.00%
Convertible Promissory Notes 41	70.00%
Convertible Promissory Notes 42	5
Convertible Promissory Notes 43	$ 250,000
Convertible Promissory Notes 44	$ 102,500
Convertible Promissory Notes 45	11,792,944
Convertible Promissory Notes 46	$ 125,001
Convertible Promissory Notes 47	29,248,823
Convertible Promissory Notes 48	$ 28,046
Convertible Promissory Notes 49	18,995,113
Convertible Promissory Notes 50	$ 0
Convertible Promissory Notes 51	$ 150,000
Convertible Promissory Notes 52	12.00%
Convertible Promissory Notes 53	180
Convertible Promissory Notes 54	45.00%
Convertible Promissory Notes 55	10
Convertible Promissory Notes 56	$ 160,834
Convertible Promissory Notes 57	56,676,739
Convertible Promissory Notes 58	$ 0
Convertible Promissory Notes 59	$ 105,000
Convertible Promissory Notes 60	10.00%
Convertible Promissory Notes 61	$ 5,000
Convertible Promissory Notes 62	180
Convertible Promissory Notes 63	40.00%
Convertible Promissory Notes 64	$ 57,000
Convertible Promissory Notes 65	26,000,000
Convertible Promissory Notes 66	$ 53,901
Convertible Promissory Notes 67	48,878,264
Convertible Promissory Notes 68	$ 0
Convertible Promissory Notes 69	210,000
Convertible Promissory Notes 70	10,000
Convertible Promissory Notes 71	105,000
Convertible Promissory Notes 72	100,000
Convertible Promissory Notes 73	5,000
Convertible Promissory Notes 74	50,000
Convertible Promissory Notes 75	2,500
Convertible Promissory Notes 76	30,000
Convertible Promissory Notes 77	1,500
Convertible Promissory Notes 78	20,000
Convertible Promissory Notes 79	$ 1,000
Convertible Promissory Notes 80	10.00%
Convertible Promissory Notes 81	37.50%
Convertible Promissory Notes 82	5
Convertible Promissory Notes 83	$ 69,357
Convertible Promissory Notes 84	61,028,598
Convertible Promissory Notes 85	$ 77,643
Convertible Promissory Notes 86	77,194,959
Convertible Promissory Notes 87	$ 79,376
Convertible Promissory Notes 88	497,031
Convertible Promissory Notes 89	325,030
Convertible Promissory Notes 90	16,000
Convertible Promissory Notes 91	23,750
Convertible Promissory Notes 92	668,835
Convertible Promissory Notes 93	342,885
Convertible Promissory Notes 94	45,663
Convertible Promissory Notes 95	15,500
Convertible Promissory Notes 96	30,163
Convertible Promissory Notes 97	0
Convertible Promissory Notes 98	34,247
Convertible Promissory Notes 99	$ 72,308